Financial risk management and derivative financial instruments - Summary of Amended Covenant Test Levels For Syndicated and Bilateral Facilities (Detail)	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Amended covenant test levels for revolving credit facility [Line Items]
Interest cover	3.5
Maximum [Member]
Amended covenant test levels for revolving credit facility [Line Items]
Leverage	4